Prepaid expenses and other current assets (Details) - USD ($)	1 Months Ended
	Nov. 30, 2022	Nov. 18, 2022
Prepaid expenses and other current assets [Abstract]
Aggregate principal amount		$ 686,690
Installment amount	$ 343,345